Note 13 - Share Capital - Weighted Average Number of Shares Outstanding (Details) - shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Basic weighted average number of shares outstanding (in shares)		98,420,906	95,181,258
Effect of dilutive common share equivalents (1) (in shares)	[1]	136,709	278,257
Diluted weighted average number of shares outstanding (in shares)		98,557,615	95,459,515
Antidilutive securities (1) (in shares)	[1]	1,339,621	1,758,913

[1]	For the year ended December 31, 2022, stock options totaling 627,008 ( December 31, 2021: 813,887), restricted and performance share units totaling 292,498 ( December 31, 2021: 247,752), and deferred share units totaling 420,115 ( December 31, 2021: 383,078) were excluded from the computation of diluted income per share due to vesting criteria not being met during the year.